Fair Value Measurements - Level 3 Warrants (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers between fair value levels	$ 0	$ 0
Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	5,934	$ 5,356	$ 5,356	$ 0
Warrants issued	10,615		26,098	9,183
Change in fair value	(10,983)		(25,520)	(3,827)
Ending balance	$ 5,566		$ 5,934	$ 5,356